Related Party Transactions (Details Narrative) (USD $)	0 Months Ended		12 Months Ended
	Mar. 11, 2013	Jun. 05, 2012	Dec. 31, 2013	Dec. 31, 2012
Proceeds from related party debt			$ 538,460	$ 681,390
Repayment of related party debt			12,900	3,115
Percentage of owned majority stockholder			100.00%	100.00%
Interest expense debt			0	0
Due to stockholder's			48,500	40,800
Purchase of research and development costs			421,626	506,495
Obligated to pay rent			2,500	2,500
Rent expense			30,000	30,000
Due to related party			1,326,443	863,517
Related party costs			18,000
Due to related party included in current liabilities			1,424,077	947,017
Stock shares issued during period for services to majority stockholder	100,000	100,000
Stock shares issued during period value for services to majority stockholder	1,000	1,000	(1,000)	(1,000)
Revenues - related parties			51,000	6,000
Accounts receivable			10,000
Percentage of revenue from entity by majority stockholder			100.00%	100.00%
Due from related parties current			0	0
MOJO Data Solutions, Inc [Member]
Proceeds from related party debt			14,134
Due to related party included in current liabilities			14,134
Revenues - related parties			45,000
Majority Shareholder [Member]
Due to related party included in current liabilities			$ 83,500	$ 83,500